Operating expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
Accounting policies
Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 22).
Accounting policies for research and development expenses are described in Note 5.

16.1 Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Purchases, sub-contracting and other expenses	(26,380)	(20,415)	(19,562)
Payroll costs (including share-based payments)	(10,721)	(10,868)	(9,605)
Depreciation, amortization and provision expenses(1)	(1,295)	(1,353)	(1,211)
Total research and development expenses	(38,396)	(32,636)	(30,378)
(1)see note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses
Purchases, sub-contracting and other expenses increased by €6.0 million, or 29.2% for the year ended December 31, 2023 as compared with the same period in 2022. This reflects the increase of clinical development activities, driven by our global Phase 3 clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312) and by the Phase 1 multi-cohort trial of RT-activated NBTXR3 followed by anti-PD-1 checkpoint inhibitors (Study 1100).

Purchases, sub-contracting and other expenses increased by €0.9 million, or 4.4% for the year ended December 31, 2022 as compared with the same period in 2021. This reflects the increase of clinical development activities, driven by the global Phase 3 clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312).

Payroll costs

Payroll costs decreased by €0.1 million, or 1.4% for the year ended December 31, 2023 as compared with the same period in 2022. Payroll costs increased by 1.3 million, or 13% for the year ended December 31, 2022 as compared with the same period in 2021. This variation is mainly due to cost of living adjustments and higher bonus expenses.
As of December 31, 2023, the Company’s workforce amounted to 76 research and development staff, including an increase of 2 positions created during the year ended December 31, 2023.
As of December 31, 2022, the Company’s workforce amounted to 74 research and development staff, including 1 additional position created during the year ended December 31, 2022.
As of December 31, 2021, the Company’s workforce amounted to 73 research and development staff, including 7 additional positions created during the year ended December 31, 2021.
The impact of share-based payments (excluding employer’s contribution) on research and development expenses amounted to €0.4 million in 2023 as compared with €0.3 million in 2022 and €0.7 million in 2021.

16.2 Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Purchases, fees and other expenses	(9,889)	(7,792)	(9,638)
Payroll costs (including share-based payments)	(11,772)	(9,688)	(9,379)
Depreciation, amortization and provision expenses (1)	(387)	(378)	(417)
Total SG&A expenses	(22,049)	(17,857)	(19,434)
(1)see note 16.4 Depreciation, amortization and provision expenses
Purchases, fees and other expenses
In 2023, purchases, fees and other expenses increased by €2.1 million, or 27% for the year ended December 31, 2023 as compared with the same period in 2022. This variation reflects the €1.4 million fees paid in 2023 to a financial adviser, further to an advisory services agreement between the parties, which has subsequently been terminated and the €0.5 million legal fees related to the signature of the agreement with Janssen and the €0.3 million related to JJDC debt waiver.

In 2022, purchases, fees and other expenses decreased by €1.8 million, or 19.2% for the year ended December 31, 2022 as compared with the same period in 2021. This variation reflects the Company’s actions to reduce reliance on external support for core activities as well as rationalization of and cost savings achieved relative to the services procured.

Payroll costs

Payroll costs increased by €2.1 million or 21.5% for the year ended December 31, 2023 as compared with the same period in 2022, mainly driven by cost of living adjustments and higher bonus expenses. Payroll costs increased by €0.3 million or 3.3% in 2022, mainly driven by the recruitment of a General Counsel.
As of December 31, 2023, the Company’s workforce amounted to 26 staff in SG&A functions in comparison with the Company’s workforce of 28 staff in SG&A functions during the year ended December 31, 2022.
As of December 31, 2022, the Company’s workforce amounted to 28 staff in SG&A functions in comparison with the Company’s workforce of 27 staff in SG&A functions during the year ended December 31, 2021.
As of December 31, 2021, the Company’s workforce amounted to 27 staff in SG&A functions in comparison with the Company’s workforce of 24 staff in SG&A functions during the year ended December 31, 2020.
The impact of share-based payments (excluding employer’s contribution) on SG&A expenses amounted to €2.9 million in 2023, as compared with €2.8 million in 2022 and €2.5 million in 2021.

16.3 Payroll costs

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Wages and salaries	(13,621)	(12,345)	(11,391)
Payroll taxes	(5,585)	(4,963)	(4,308)
Share-based payments	(3,222)	(3,174)	(3,201)
Retirement benefit obligations	(65)	(75)	(84)
Total payroll costs	(22,493)	(20,556)	(18,984)
Average headcount	100	100	96
End-of-period headcount	102	102	100
As of December 31, 2023, the Company’s workforce totaled 102 employees, compared with 102 as of December 31, 2022 and 100 as of December 31, 2021.
In 2023, wages, salaries and payroll costs, together, amounted to €19.2 million as compared with €17.3 million in 2022. This is mainly due to annual cost of living adjustments and higher bonus expenses.
In 2022, wages, salaries and payroll costs, together, amounted to €17.3 million as compared with €15.7 million in 2021. This is mainly due to 2 additional positions created during the year ended December 31, 2022 as well as annual cost of living adjustments, and higher bonus expenses.
In 2021, wages, salaries and payroll costs, together, amounted to €15.7 million.
In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €3.2 million for the years ended December 31, 2023, as compared with €3.2 million as of December 31, 2022 and December 31, 2021 (see Note 17).

16.4 Depreciation, amortization and provision expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(1)
Amortization expense of tangible assets	(1,247)	(270)	(1,517)
Utilization of provision for disputes	—	—	—
Provision for charges	(47)	(116)	(163)
Utilization of provision for charges	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,295)	(387)	(1,682)
Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total depreciation, amortization and provision expenses	(1,337)	(411)	(1,747)

	For the year ended December 31, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(3)
Amortization expense of tangible assets	(1,164)	(334)	(1,497)
Utilization of provision for disputes	—	—	—
Provision for charges	(187)	(43)	(230)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,353)	(378)	(1,730)
Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total depreciation, amortization and provision expenses	(1,401)	(404)	(1,805)

	For the year ended December 31, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(34)	(10)	(45)
Amortization expense of tangible assets	(1,109)	(406)	(1,515)
Utilization of provision for disputes	—	—	—
Provision for charges	(68)	—	(68)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,211)	(417)	(1,628)
Provision for retirement benefit obligations (IAS 19)	(49)	(35)	(84)
Total Provision for retirement benefit obligations (IAS 19)	(49)	(35)	(84)
Total depreciation, amortization and provision expenses	(1,260)	(452)	(1,712)
16.5 Other operating income and expenses

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Other operating expenses	(2,542)	(985)	(5,414)
Total Other operating income and expenses	(2,542)	(985)	(5,414)
Pursuant to the assignment agreement, executed on December 22, 2023, whereby LianBio has assigned to Janssen LianBio’s exclusive rights to develop and commercialize potential first-in-class radioenhancer NBTXR3 in China, South Korea, Singapore, and Thailand (see Note 15 - Revenues and other income), the Company recorded a contract loss of €1.6 million further to the new contract fair value accounting.
This assignment includes all previously agreed upon economic terms between the Company and LianBio, including the Company entitlement to receive up to an aggregate
In 2023, the other operating expenses also relates for €0.7 million paid to a financial adviser pursuant to a termination and release of the service agreement signed in July 2023. See Note 22.6.
Pursuant to the termination and release agreement signed with PharmaEngine, the Company has made several payments following receipt and validation of certain clinical study reports. No payment was made to PharmaEngine during the year ended December 31, 2023; $1.0 million payment was made in 2022 as compared to $6.5 million paid in 2021 (€5.4 million converted at the exchange rate on the payment date in 2021). See Note 4.3 - PharmaEngine.